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                                                            [METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
185 ASYLUM STREET, 3CP
HARTFORD, CT 06103-3415

November 15, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MetLife Insurance Company of Connecticut
          MetLife of CT Separate Account Nine for Variable Annuities
          File No. 333-65926; 811-09411
          (Vintage 3, Portfolio Architect 3, Portfolio Architect L, Vintage L
             and Pioneer AnnuiStar Flex)
          Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Nine for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Supplements, dated November 12, 2007 to the April 30, 2007 Prospectuses, (Vintage 3, Portfolio Architect 3, Vintage L and Pioneer AnnuiStar Flex), and one Supplement, dated November 12, 2007 to the April 30, 2007 Statement of Additional Information ("SAI"), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplements to the April 30, 2007 Prospectuses and SAI contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on October 31, 2007.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,


/s/ John Towers
John Towers
Counsel
Metropolitan Life Insurance Company